STATEMENTS OF CASH FLOWS (FY) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (20,851,423)	$ 23,194,905
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Fair value of private placement warrant in excess of purchase price	1,646,600	0
Interest earned on investments held in Trust Account	(14,646)	(85,130)
Initial loss on classification of forward purchase agreement liabilities	5,000	0
Initial loss on forward purchase agreement liabilities	3,399,475	0
Transaction costs allocable to derivatives	928,450	0
Changes in operating assets and liabilities:
Prepaid expenses	(262,499)	138,749
Accrued expenses	37,067	522,116
Net cash used in operating activities	(345,355)	(1,100,497)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(278,760,000)	(5,520,000)
Net cash used in investing activities	(278,760,000)	(5,520,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000	0
Proceeds from promissory note - related party	300,000	0
Repayment of promissory note - related party	(300,000)	0
Payment of offering costs	(509,869)	(26,780)
Proceeds from sale of Private Placements Warrants	10,280,000	5,520,000
Net cash provided by (used in) financing activities	280,250,131	5,493,220
Net Change in Cash	1,144,776	(1,127,277)
Cash - Beginning of period	0	1,144,776
Cash - End of period	1,144,776	17,499
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	26,780	0
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	20,000	0
Deferred underwriting fee payable	9,660,000	0
Warrants [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	11,408,319	(23,121,405)
Forward Purchase Agreement [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	$ 3,358,302	$ (1,749,732)